Inventories, Net (Components of Inventories) (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Line Items]
Purchased Parts and Components	$ 716,649	$ 1,094,250	$ 945,550
Work in Process	118,771	153,065	46,259
Finished Goods	246,019	280,279	259,112
Less: Reserve for Obsolescence		(573,967)	(563,740)
Inventories, Net	$ 1,081,439	$ 953,627	$ 687,181